STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehension income	Share premium.	Share based payment reserve	Fair value reserve	Currency translation reserve	Accumulated surplus / (deficit)	Total
Balance at the beginning at Dec. 31, 2019	£ 294	£ 25,252		£ 25,252			£ 178	£ (4,986)	£ 20,738
Total comprehensive income for the period:
Profit (Loss) for the period								1,442	1,442
Other comprehensive income							265		265
Total comprehensive income for the period							265	1,442	1,707
Transactions with equity owners:
Shares to be issued	10	1,540		1,540					1,550
Stock based compensation charge					£ 332				332
Cancellation of share premium		(25,252)						25,252
Share options/warrants charges					332				332
Share based payments lapsed/expired					(257)			257
Total transactions with equity owners	10	(23,712)			75			25,509	1,882
Balance at the end at Dec. 31, 2020	304	£ 1,540		1,540	75		443	21,965	24,327
Total comprehensive income for the period:
Profit (Loss) for the period								30,765	30,765
Other comprehensive income			£ 6,571			£ 414	(410)		6,575
Total comprehensive income for the period			6,571			414	(410)	30,765	37,340
Transactions with equity owners:
Gross share capital	164			150,977					151,141
Issue costs of common stock				(12,936)					(12,936)
Stock based compensation charge					1,938				1,938
Share options/warrants exercised					(108)			108
Share options/warrants charges					1,938				1,938
Total transactions with equity owners	164			138,041	1,830			(108)	140,143
Balance at the end at Dec. 31, 2021	£ 468		£ 6,571	£ 139,581	£ 1,905	£ 414	£ 33	£ 52,838	£ 201,810